Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income (loss)	$ (3,759,593)	$ (261,646)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Provision for bad debts	4,345
Regional developer fees recognized upon acquisition of development rights	(159,500)
Net franchise fees recognized upon termination of franchise agreements	(343,250)
Depreciation and amortization	401,098	88,885
Gain on sale of property and equipment	(11,500)
Deferred income taxes		(96,588)
Stock based compensation expense	289,499	27,922
Changes in operating assets and liabilties, net of effects from acquisitions:
Restricted cash	(57,392)	(57,547)
Accounts receivable	241,646	133,543
Income taxes receivable	103,084
Prepaid expenses and other current assets	278,730	16,025
Deferred franchise costs	5,700	28,700
Deposits and other assets	(40,423)	(133,274)
Accounts payable and accrued expenses	180,671	491,099
Co-op funds liability	95,253	(20,508)
Payroll liabilities	256,881	49,689
Other liabilities	(23,734)	56,547
Deferred rent	(36,356)	541,962
Income taxes payable		(419,297)
Deferred revenue	31,273	(186,250)
Other, net		14,556
Net cash (used in) provided by operating activities	(2,543,568)	273,818
Cash flows from investing activities:
Cash paid for acquisitions	(4,242,975)
Reacquisition and termination of regional developer rights	(945,000)
Purchase of property and equipment	(485,308)	(542,673)
Proceeds received on sale of property and equipment	11,500
Payments received on notes receivable	13,559	12,771
Net cash used in investing activities	(5,648,224)	(529,902)
Cash flows from financing activities:
Repayments on note payable	(25,000)
Net cash used in financing activities	(25,000)
Net decrease in cash	(8,216,792)	(256,084)
Cash at beginning of period	20,796,783	3,516,750
Cash at end of period	12,579,991	3,260,666
Supplemental cash flow disclosures:
Cash paid for income taxes		$ 420,250
Cash paid for interest	$ 135